Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

3. Property, Plant and Equipment

Property, plant and equipment consist of the following (in thousands):

	DECEMBER 31
	2013	2012
Land	$1	$1
Buildings	—	—
Computer equipment and software	459	355
Furniture, fixtures and office equipment	293	192
Machinery and equipment	4,624	2,446
Leasehold improvements	497	472
Construction in progress	6,503	2,103

	12,377	5,569
Less accumulated depreciation	(2,957)	(2,041)

	$9,420	$3,528

The Company has granted to third parties interests in specific property and equipment as part of certain financing arrangements (see Note 8).

Depreciation and amortization expense for the years ended December 31, 2013, 2012 and 2011, was $976,000, $613,000 and $499,000, respectively, which included amortization expense related to capital leases for those periods (see Note 14).

On July 19, 2012 (Acquisition Date), the Company purchased land, building and equipment (Manufacturing Plant) for $1,459,000, including $341,000 of transaction costs. The Manufacturing Plant is located in Bangor, Michigan. Prior to the acquisition, the Manufacturing Plant was owned by a bank and sold in a foreclosure auction. Accordingly, the purchase price for the Manufacturing Plant was less than the estimated fair value of the assets acquired by $257,000. The excess of fair value of the assets acquired over the purchase price was allocated on a relative fair value basis to all assets acquired. The acquisition of the Manufacturing Plant will allow the Company to manufacture certain products internally and improve the overall operating efficiencies and margins of the business as the production of these products historically has been outsourced.

The acquisition was accounted for as an asset acquisition in accordance with ASC 805, Business Combinations (ASC 805). The assets acquired under the Manufacturing Plant acquisition have been included in the Company’s consolidated financial statements from the Acquisition Date. The purchase price was allocated to assets acquired as of the Acquisition Date.

Prior to the allocation of the excess of fair value of the assets acquired over the purchase price, the assets acquired are first measured at their fair values. The Company engaged a third-party valuation firm to assist with its estimated fair value of the assets acquired. The following methods and assumptions are used to estimate the fair value of each class of asset acquired:

Land—Market approach based on similar, but not identical, transactions in the market. Adjustments to comparable sales are based on both the quantitative and qualitative data.

Building—The cost approach, market approach and income approach were used to assess fair value. Cost approach is based on replacement cost new less depreciation adjusted for physical deterioration, functional obsolescence and external/economic obsolescence, as applicable. The market approach is based on similar, but not identical, transactions in the market using both quantitative and qualitative data. The income approach is based on the direct capitalization method using similar but not identical lease rates and making an assessment of net operating income.

Equipment—Both the cost approach and the market approach were used to assess fair value. Cost approach is based on replacement cost new less depreciation adjusted for physical deterioration, functional obsolescence and external/economic obsolescence, as applicable. The market approach is based on similar, but not identical, transactions in the market using both quantitative and qualitative data.

The following table summarizes the estimated fair value of the assets acquired as of the Acquisition Date, which were determined using Level 2 and 3 inputs as described above (in thousands):

JULY 19, 2012
Land	$1
Building	314
Equipment	1,144

Assets acquired	$1,459

As the Manufacturing Plant had not yet been placed in service as of December 31, 2013, the assets acquired, except the land, were recorded as construction in progress as a component of property, plant and equipment in the accompanying consolidated balance sheets as of December 31, 2013 and 2012. In addition, interest expense in the amount of $801,000 and $106,000 was recorded in construction in progress as of December 31, 2013 and 2012, respectively.